Description Of Business And Significant Accounting Policies (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Description Of Business And Significant Accounting Policies [Abstract]
Disaggregation Of Revenue
The following table presents the disaggregated revenue by commodity for the three months and six months ended June 30, 2020 and 2019 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019

Crude oil	$558	$1,384	$1,517	$2,549
Saltwater disposal fees	5	6	9	13
Total	$563	$1,390	$1,526	$2,562

The following table presents the disaggregated revenue by commodity for the years ended December 31, 2019 and 2018 (in thousands):

	Year ended December 31,
	2019	2018

Crude oil	$4,884	5,840
Saltwater disposal fees	27	31
Total	$4,911	$5,871

Inventory	At June 30, 2020 and December 31, 2019, inventory consisted of the following :
	June 30, 2020	December 31, 2019
Oil – carried at lower of cost or market	$293	$415
Total inventory	$293	$415

At December 31, 2019 and December 31, 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Oil – carried at cost	$415	$359
Equipment and materials – carried at market	—	105
Total inventory	$415	$464

Accounts Receivable
The following table sets forth information concerning the Company’s accounts receivable (in thousands):

	June 30, 2020	December 31, 2019
Revenue	$267	$415
Tax	130	65
Joint interest	25	77
Accounts receivable - current	$422	$557

Tax - noncurrent	$—	$65

At December 31, 2019 and 2018, accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2018
Revenue	$415	$396
Tax	65	129
Joint interest	77	8
Accounts receivable - current	$557	$533

Tax - noncurrent	$65	$130